Employee Purchased Shares (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Employee Stock Purchase Plan [Line Items]
Shares purchased	20	20	20
Average price per share	$ 26.81	$ 25.03	$ 22.98